Stock Options - Schedule of weighted average assumptions used for valuation of stock option grants (Details)	12 Months Ended
	Mar. 31, 2021 Year $ / shares	Mar. 31, 2020 Year $ / shares	Mar. 31, 2019 Year $ / shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Abstract
Share price on grant date	$ 17.21	$ 2.59	$ 3.29
Exercise price	$ 17.21	$ 2.59	$ 3.36
Risk-free interest rate	0.47%	1.35%	1.31%
Expected life of options | Year	5	5	5
Annualized volatility	73.00%	73.00%	100.00%